Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Financial Assets Measured and Recorded at Fair Value on Recurring Basis
The following table summarizes the Company’s financial assets measured and recorded at fair value on recurring basis as of December 31, 2020:

As of December 31, 2020
	Active market	Observable input	Non-observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	3,686,543,199	655,813,413	—	4,342,356,612

The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2021:

	As of December 31, 2021
	Active market	Observable input	Non-observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	464,715,237	2,134,220,467	—	2,598,935,704
Liability:
Derivative financial liability	—	5,346,389	—	5,346,389

	As of December 31, 2021
	Active market	Observable input	Non-observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investment	72,923,961	334,905,764	—	407,829,725
Liability:
Derivative financial liability	—	838,965	—	838,965